Subsequent Events (Details) - USD ($)	Feb. 05, 2021	Feb. 03, 2021	Apr. 09, 2020
Subsequent Event [Line Items]
Covid-19 PPP Funds			$ 667,400
Covid-19 PPP Funds Interest Rate			1.00%
Covid-19 PPP Funds Repayment Period			2 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Covid-19 PPP Funds		$ 447,400
Covid-19 PPP loan deferral period		16 months
Covid-19 PPP Funds Interest Rate		1.00%
Covid-19 PPP Funds Repayment Period		5 years
Grants in Period	101,880
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid	$ 279,000